Sequoia Fund
September 30, 2023
Schedule of Investments (Unaudited)
September 30, 2023
(Percentages are of the Fund's Net Assets)
Common Stocks (96.6%)
Shares		Value
	Aerospace & Defense (5.7%)
62,450,264	Rolls-Royce Holdings PLC (United Kingdom)(a)	$168,316,008
	Application Software (11.5%)
96,478	Constellation Software, Inc. (Canada)	199,176,194
298,252	Lumine Group, Inc. (Canada)(a)	4,418,060
1,053,516	SAP SE (Germany)	136,800,575
		340,394,829
	Automotive Retail (4.6%)
1,919,553	CarMax, Inc.(a)	135,769,984
	Cable & Satellite (4.2%)
341,062	Liberty Broadband Corp. - Class A(a)	31,005,946
1,018,596	Liberty Broadband Corp. - Class C(a)	93,018,187
		124,024,133
	Consumer Finance (8.4%)
1,182,661	Capital One Financial Corp.	114,777,250
290,181	Credit Acceptance Corp.(a)	133,518,082
		248,295,332
	Financial Exchanges & Data (6.6%)
1,758,666	Intercontinental Exchange, Inc.	193,488,433
	Interactive Media & Services (9.9%)
1,498,208	Alphabet, Inc. - Class A(a)	196,055,499
321,837	Meta Platforms, Inc. - Class A(a)	96,618,686
		292,674,185
	Investment Banking & Brokerage (5.6%)
2,982,798	The Charles Schwab Corp.	163,755,610
	Life Sciences Tools & Services (4.8%)
2,485,155	Eurofins Scientific SE (Luxembourg)	140,567,512
	Managed Health Care (11.3%)
333,699	Elevance Health, Inc.	145,299,218
375,441	UnitedHealth Group, Inc.	189,293,598
		334,592,816
	Movies & Entertainment (13.0%)
80,757	Atlanta Braves Holdings, Inc. - Class C(a)	2,885,448
42,305	Liberty Media Corp.-Liberty Formula One - Class A(a)	2,391,925
2,746,244	Liberty Media Corp.-Liberty Formula One - Class C(a)	171,091,001
1,810	Liberty Media Corp.-Liberty Live - Class A(a)	57,775
117,539	Liberty Media Corp.-Liberty Live - Class C(a)	3,773,002
7,733,138	Universal Music Group NV (Netherlands)	202,189,021
		382,388,172
	Multi-Sector Holdings (1.8%)
149,463	Berkshire Hathaway, Inc. - Class B(a)	52,356,889
	Research & Consulting Services (4.6%)
992,737	Jacobs Solutions, Inc.	135,508,600

Sequoia Fund
September 30, 2023
Schedule of Investments (Unaudited) (Continued)
September 30, 2023
Shares		Value
	Semiconductors (4.6%)
1,550,352	Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR (Taiwan)	$134,725,589
	Total Common Stocks (Cost $1,658,742,699)	2,846,858,092
Units
	Warrants (0.0%)
99,486	Constellation Software, Inc., expiring 03/31/40 (Canada)(a)	0
	(cost $0)
	Total Investments (96.6%) (Cost $1,658,742,699)(b)	2,846,858,092
	Other Assets Less Liabilities (3.4%)	99,471,780
	Net Assets (100.0%)	$2,946,329,872

(a)	Non-income producing security.
(b)	The cost for federal income tax purposes is $1,697,802,786. The difference between book cost and tax cost is attributable to financial and tax accounting differences on a corporate spin-off. At September 30, 2023, the aggregate gross tax basis unrealized appreciation and depreciation of securities were $1,181,215,987 and $32,160,681, respectively.
Abbreviation:
SP ADR	Sponsored American Depository Receipt
Notes to Schedule of Investments (Unaudited)
Investments for which market quotations are readily available are valued at market value, and other investments are valued at “fair value” as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Ruane, Cunniff & Goldfarb L.P. (the “Investment Adviser”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.
Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed; securities traded in the NASDAQ Stock Market (”NASDAQ“) are valued in accordance with the NASDAQ Official Closing Price. Securities for which there is no sale or Official Closing Price are valued at the mean of the last reported bid and asked prices.
Securities traded on a foreign exchange are valued at the closing price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on the date of valuation.
U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost, provided that the amortized cost value is approximately the same as the fair value as determined without the use of amortized cost valuation. U.S. Treasury Bills that when purchased have a remaining maturity in excess of 60 days are valued on the basis of market quotations and estimates until the sixtieth day prior to maturity, at which point they are valued at amortized cost. Fixed-income securities, other than U.S. Treasury Bills, are valued at prices supplied by an independent pricing service.
When reliable market quotations are insufficient or not readily available at the time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued at fair value as determined in good faith by the Investment Adviser, in accordance with procedures approved by the Board.

Sequoia Fund
September 30, 2023
Schedule of Investments (Unaudited) (Continued)
September 30, 2023
Generally accepted accounting principles establish a disclosure hierarchy that categorizes the inputs to valuation techniques used to value the investments at measurement date. These inputs are summarized in the three levels listed below:
Level 1 −	unadjusted quoted prices in active markets for identical securities.
Level 2 −	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 −	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are recognized at the end of the reporting period. As of September 30, 2023, all financial instruments listed in the Schedule of Investments are considered Level 1. During the nine months ended September 30, 2023, there were no transfers between Levels and there were no Level 3 securities held by the Fund.
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